04.30 Fidelity Large Cap Growth Index Fund Investor, Premium PRO-05 | Fidelity® Large Cap Growth Index Fund
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Large Cap Growth Index Fund} - 04.30 Fidelity Large Cap Growth Index Fund Investor, Premium PRO-05 - Fidelity® Large Cap Growth Index Fund		Fidelity Large Cap Growth Index Fund-Investor Class	Fidelity Large Cap Growth Index Fund-Premium Class
Management fee	[1]	0.035%	0.035%
Distribution and/or Service (12b-1) fees		none	none
Other expenses	[1]	0.135%	0.015%
Total annual operating expenses		0.17%	0.05%
[1]	Adjusted to reflect current fees.

Sell All Shares
Expense Example {- Fidelity® Large Cap Growth Index Fund} - 04.30 Fidelity Large Cap Growth Index Fund Investor, Premium PRO-05 - Fidelity® Large Cap Growth Index Fund - USD ($)	Fidelity Large Cap Growth Index Fund-Investor Class	Fidelity Large Cap Growth Index Fund-Premium Class
1 year	$ 17	$ 5
3 years	55	16
5 years	96	28
10 years	$ 217	$ 64